As filed with the Securities and Exchange Commission on August 9, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9821

Allied Asset Advisors Funds
(Exact name of registrant as specified in charter)

745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Address of principal executive offices) (Zip code)

Bassam Osman
Allied Asset Advisors Funds
745 McClintock Drive, Suite 314
Burr Ridge, IL 60527
(Name and address of agent for service)

(877) 417-6161
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2006

Date of reporting period: May 31, 2006

Item 1. Report to Stockholders.

DOW JONES ISLAMIC FUND

July 20, 2006

Dear Shareholders:

Assalamu Alaykum (Greetings of Peace).

I am pleased to report that the Dow Jones Islamic Fund-Class K (the “Fund”) went up 5.93% in the fiscal year ending May 31, 2006 while the Morningstar Large Cap Growth Average increased by 1.85% in the same period. The Fund performance was in line with the Dow Jones Islamic Market US Index which rose 6.84% (dividends excluded) for the same period. For the six months ending May 31, 2006, the Fund went up 1.14% while the Dow Jones Islamic Market US Index (dividends excluded) rose 0.73%. In the same six months, the Morningstar Large Cap Growth Average declined by 4.46%.

Following a lackluster finish in 2005, U.S. stocks climbed in the first four months of 2006 without expansion in the price-to-earning ratios. In fact, PE’s and other valuation measures improved as earning growth surpassed stock price appreciation. This occurred in the face of steadily rising interest rates. Worries about inflation, rising commodities’ prices (especially energy) and Federal Reserve actions caused significant stock declines in the last several weeks in spite of tight job market, strong retail sales and favorable earning growth.

The trends of small-cap stocks, value stocks, and overseas stocks outperforming their respective large-cap, growth and international counterparts continued. We feel your Fund performed well in spite of these unfavorable trends. These trends have lasted much longer than their average historic length and many analysts expect them to reverse. If this happens your Fund is positioned to benefit. In the past year the Fund benefited from its overweighing of energy stocks while its technology overweighing was a drag. Looking to the future, we feel that the overall effect should be positive, and stock prices are likely to grow in the low teens in the next year.

As interest rates increase, stocks are supported by rising earnings, but bonds are not. Bond prices actually move in the opposite direction of interest rates. Thus, bonds become unattractive and cannot compete with stocks in this atmosphere. Of course, your Fund does not invest in bonds anyway, as interest income is not allowed under Islamic principles.

By investing in the Dow Jones Islamic Fund, you acquire a slice of a highly diversified portfolio exceeding 200 companies in a variety of industries and businesses. Stocks are selected to meet Islamic principles, so Muslims can adhere to their faith while encouraging better business ethics. We, at the Dow Jones Islamic Fund, will continue our commitment to be prudent and diligent in investing the money you entrust with us. Your Fund’s Board will continue to strive to adhere to the highest standard of integrity and act at all times in the best interest of shareholders. Let me thank you again for your trust and confidence in the Dow Jones Islamic Fund.

Respectfully,

Dr. Bassam Osman
President, Dow Jones Islamic Fund

DOW JONES ISLAMIC FUND

The above discussion and analysis of the Fund reflect the opinions of the Advisor as of July 2006, are subject to change, and any forecasts made cannot be guaranteed. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The Fund invests in foreign securities which involve greater volatility and political, economic and current risks and differences in accounting methods. It is possible that the Islamic Shari`ah restrictions placed on investments and reflected in the main investment strategies may result in the Fund not performing as well as mutual funds not subject to such restrictions.

Small- and Medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Price to earnings ratio is a common tool for comparing the prices of different common stocks and is calculated by dividing the current market price of a stock by the earnings per share.

The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends. You cannot invest directly in an index. Each Morningstar average represents a universe of Funds with similar invest objectives.

For use only when preceded or accompanied by a current prospectus for the Fund. Mutual Fund investing involves risk; principal loss is possible.

The Fund is distributed by Quasar Distributors, LLC. (07/06)

DOW JONES ISLAMIC FUND
EXPENSE EXAMPLE
May 31, 2006

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/05 - 5/31/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. IRA accounts will be charged a $15.00 annual maintenance fee. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody, and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12/1/05	Ending Account Value 5/31/06	Expenses Paid During Period 12/1/05 - 5/31/06*

Actual	$1,000.00	$1,011.40	$8.02

Hypothetical (5% return before expenses)	1,000.00	1,016.95	8.05

*	Expenses are equal to the Fund’s annualized expense ratio of 1.60% multiplied by the average account value over the period multiplied by 182/365 (to reflect the one-half year period).

DOW JONES ISLAMIC FUND
ALLOCATION OF PORTFOLIO ASSETS
(Calculated as a percentage of net assets)
May 31, 2006

DOW JONES ISLAMIC FUND

CLASS K

Total Rate of Return
For the Period June 30, 2000 to May 31, 2006

This chart assumes an initial investment of $10,000 made on June 30, 2000 (SEC effective date). Performance reflects fee waivers in effect. In the absence of fee waivers, the total return would have been reduced.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance of the fund may be lower than the performance quoted. Performance data current to the recent month end may be obtained by visiting www.investaaa.com.

The Fund invests in foreign securities which may involve greater volatility and political, economic and currency risks and differences in accounting methods. Indices mentioned are unmanaged and commonly used to measure U.S. and Foreign markets. You cannot invest directly in an index.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.

Average Annual Total Return as of May 31, 2006	One Year	Since SEC Effective Date June 30, 2000
Dow Jones Islamic Fund - Class K	5.93%	(5.07)%
Dow Jones Islamic Market USA Index*	6.84%	(5.77)%
Russell 3000 Growth Index**	7.20%	(8.21)%
*
The Dow Jones Islamic Market USA Index is a diversified compilation of U.S. equity securities considered by the Shari’ah Supervisory Board of Dow Jones to be in compliance with Islamic principles. The index is constructed from stocks in the Dow Jones Indexes (DJGI) family. Dow Jones believes that these stocks are accessible to investors and are well traded. The DJGI methodology removes issues that are not suitable for global investing. The performance of the Dow Jones Islamic Market USA Index does not include the reinvestment of dividends.

**
The Russell 3000 Growth Index takes the largest 3,000 US companies based on market capitalization and measures the performance of those with higher price-to-book ratios and higher forecasted growth values.

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS - 95.4%

	AEROSPACE - 1.2%
1,000	Rockwell Collins, Inc.	$54,600
4,400	United Technologies Corp.	275,088
		329,688

	AIRLINES - 0.2%
3,000	Southwest Airlines Co.	48,300

	AUTO COMPONENTS - 0.3%
2,000	Bandag, Inc.	74,560
1,000	Gentex Corp.	14,490
		89,050

	AUTOMOBILES - 0.3%
1,200	Harley-Davidson, Inc.	59,820
1,000	Winnebago Industries, Inc.	28,380
		88,200

	BEVERAGES - 3.0%
8,500	The Coca-Cola Co.	374,255
6,900	PepsiCo, Inc.	417,174
		791,429

	BIOTECHNOLOGY - 3.3%
4,552	Amgen, Inc. (a)	307,670
1,100	Applera Corp - Applied
	Biosystems Group	32,560
1,075	Biogen Idec, Inc. (a)	50,127
2,000	Celgene Corp. (a)	82,900
2,000	Genentech, Inc. (a)	165,920
1,000	Genzyme Corp. (a)	59,500
2,000	Gilead Sciences, Inc. (a)	114,660
500	Immunomedics, Inc. (a)	1,390
1,000	Medimmune, Inc. (a)	31,820
500	Myriad Genetics, Inc. (a)	13,055
500	Techne Corp. (a)	27,340
		886,942

	CHEMICALS - 1.9%
100	Arkema - ADR (a)	3,597
1,000	Ecolab, Inc.	38,710
1,000	Engelhard Corp.	38,930

Number of Shares		Marke Value
	CHEMICALS (Continued)
852	Monsanto Co. .	$71,704
1,000	Sigma-Aldrich Corp.	69,420
10,000	Syngenta AG - ADR	275,600
		497,961

	COMMERCIAL SERVICES - 2.3%
1,750	Apollo Group, Inc. (a)	91,542
3,000	Career Education Corp. (a)	97,770
500	Cintas Corp.	21,180
750	Copart, Inc. (a)	20,580
8,000	Corinthian Colleges, Inc. (a)	110,480
500	The Corporate Executive
	Board Co.	50,860
500	Deluxe Corp.	10,745
500	DeVry, Inc. (a)	12,250
300	Herman Miller, Inc.	8,766
500	HNI Corp.	26,100
2,000	Moody’s Corp.	104,600
500	Robert Half International, Inc.	20,520
1,000	United Stationers, Inc. (a)	46,420
		621,813
	COMMUNICATIONS
	EQUIPMENT - 3.9%
314	A D C Telecommunications (a)	5,627
500	Andrew Corp. (a)	5,060
28,000	Cisco Systems, Inc. (a)	551,040
500	Echelon Corp. (a)	4,210
500	Interdigital Communications
	Corp. (a)	14,175
500	Plantronics, Inc.	10,775
500	Polycom, Inc. (a)	10,795
6,600	QUALCOMM, Inc.	298,386
2,000	Research In Motion Ltd. (a)(b)	129,780
500	Tekelec (a)	7,215
		1,037,063

	COMPUTERS & PERIPHERALS - 5.2%
8,900	Dell, Inc. (a)	225,882
500	Diebold, Inc.	21,255
8,500	EMC Corp. (a)	108,800
10,321	Hewlett-Packard Co.	334,194

The accompanying notes are an integral part of these financial statements.

6 (continued)

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS (Continued)

	COMPUTERS &
	PERIPHERALS (Continued)
6,500	International Business
	Machines Corp.	$519,350
500	Lexmark International, Inc. (a)	28,625
1,000	NCR Corp. (a)	39,080
1,100	Network Appliance, Inc. (a)	35,200
1,000	QLogic Corp. (a)	17,880
12,600	Sun Microsystems, Inc. (a)	58,338
		1,388,604

	CONSTRUCTION &
	ENGINEERING - 0.6%
500	Dycom Industries, Inc. (a)	10,770
1,500	Florida Rock Industries, Inc.	78,900
500	Fluor Corp.	43,830
500	Vulcan Materials Co.	39,025
		172,525

	CONTAINERS & PACKAGING - 0.1%
500	Aptargroup, Inc.	26,300
	DISTRIBUTORS - 0.3%
1,100	Genuine Parts Co.	47,366
500	W.W. Grainger, Inc.	36,080
		83,446

	DIVERSIFIED
	TELECOMMUNICATION
	SERVICES - 1.2%
2,500	Atlantic Tele-Network, Inc.	63,100
3,000	Chunghwa Telecom
	Company Ltd. - ADR	61,470
9,000	Vodafone Group PLC - ADR	207,000
		331,570

	ELECTRICAL EQUIPMENT - 1.5%
5,700	American Power Conversion Corp.	112,176
1,600	Emerson Electric Co.	132,032
700	Rockwell Automation, Inc.	47,796

Number of Shares		Market Value
	ELECTRICAL
	EQUIPMENT (Continued)
3,000	Woodward Governor Co.	$94,980
		386,984

	ELECTRONIC EQUIPMENT
	& INSTRUMENTS - 0.9%
1,800	Agilent Technologies, Inc. (a)	62,802
500	AVX Corp.	8,185
500	Cognex Corp.	12,555
500	Jabil Circuit, Inc.	17,410
500	Kemet Corp. (a)	4,780
500	Molex, Inc.	17,750
500	Molex, Inc.	15,285
750	National Instruments Corp.	21,008
500	Plexus Corp. (a)	19,665
798	Symbol Technologies, Inc.	9,472
1,000	Trimble Navigation Ltd. (a)	45,940
		234,852
	ENERGY EQUIPMENT
	& SERVICES - 3.9%
1,500	Baker Hughes, Inc.	129,450
2,000	BJ Services Co.	73,300
1,000	Cameron International Corp. (a)	46,900
500	ENSCO International, Inc.	24,995
500	GlobalSantaFe Corp. (b)	30,065
500	Noble Corp.	34,765
1,000	Patterson-UTI Energy, Inc.	29,900
500	Rowan Companies, Inc.	19,910
4,000	Schlumberger Ltd. (b)	262,280
10,000	Tenaris S.A. - ADR	368,900
500	Tidewater, Inc.	25,360
		1,045,825
	FOOD PRODUCTS - 0.4%
1,000	Hershey Foods Corp.	56,910
500	Lancaster Colony Corp.	19,485
561	Tootsie Roll Industries, Inc.	17,015
		93,410

The accompanying notes are an integral part of these financial statements.

7 (continued)

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS (Continued)

	HEALTH CARE EQUIPMENT
	& SUPPLIES - 4.1%
1,800	Baxter International, Inc.	$67,860
1,000	Becton, Dickinson & Co.	60,430
900	Biomet, Inc.	31,653
3,175	Boston Scientific Corp. (a)	65,659
1,000	C.R. Bard, Inc.	74,010
500	Cytyc Corp. (a)	13,140
500	Dentsply International, Inc.	29,900
560	Hospira, Inc. (a)	25,094
4,400	Medtronic, Inc.	222,156
5,000	PolyMedica Corp.	191,950
1,000	Resmed, Inc. (a)	45,460
1,000	Respironics, Inc. (a)	34,020
2,000	St Jude Medical, Inc. (a)	68,200
2,000	Stryker Corp.	87,800
500	Waters Corp. (a)	20,825
1,000	Zimmer Holdings, Inc. (a)	60,550
		1,098,707
	HEALTH CARE PROVIDERS
	& SERVICES - 3.4%
500	Andrx Corp. (a)	11,680
1,650	Cardinal Health, Inc.	110,401
1,000	Cerner Corp. (a)	37,980
268	Coventry Health Care, Inc. (a)	14,003
500	Dendrite International, Inc. (a)	5,085
1,000	Emdeon Corp. (a)	11,610
1,100	Health Management
	Associates, Inc.	22,935
1,100	IMS Health, Inc.	29,678
1,000	Laboratory Corp Of
	America Holdings (a)	59,360
500	LifePoint Hospitals, Inc. (a)	17,665
1,000	Lincare Holdings, Inc. (a)	37,300
1,100	McKesson Corp.	54,450
1,025	Medco Health Solutions, Inc. (a)	55,248
10,000	Odyssey HealthCare, Inc. (a)	163,100
1,000	Patterson Cos, Inc. (a)	34,250

Number of Shares		Market Value
	HEALTH CARE PROVIDERS
	& SERVICES (Continued)
1,000	Pediatrix Medical Group, Inc. (a)	$46,190
4,800	UnitedHealth Group, Inc.	211,008
		921,943

	HOUSEHOLD DURABLES - 0.7%
500	Blyth, Inc.	10,575
1,000	DR Horton, Inc.	26,360
500	Ethan Allen Interiors, Inc.	19,030
700	Leggett & Platt, Inc.	17,773
500	Mohawk Industries, Inc. (a)	36,850
1,500	Snap-On, Inc.	62,820
300	The Stanley Works	14,565
		187,973
	HOUSEHOLD PRODUCTS - 4.0%
500	Clorox Co.	31,595
2,000	Colgate-Palmolive Co.	120,680
2,000	Kimberly-Clark Corp.	121,340
14,500	Procter & Gamble Co.	786,625
		1,060,240

	INDUSTRIAL
	CONGLOMERATES - 1.3%
4,000	3M Co.	334,640

	INTERNET SOFTWARE
	& SERVICES - 0.3%
166	Ariba, Inc. (a)	1,409
2,000	eBay, Inc. (a)	65,620
59	Homestore, Inc. (a)	352
600	VeriSign, Inc. (a)	13,470
		80,851
	IT SERVICES - 1.3%
500	Affiliated Computer Services, Inc. (a)	24,960
2,000	Automatic Data Processing, Inc.	90,940
500	Convergys Corp. (a)	9,320
3,000	First Data Corp.	138,330
500	Keane, Inc. (a)	6,930

The accompanying notes are an integral part of these financial statements.

8 (continued)

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS (Continued)

	IT SERVICES (Continued)
500	MedQuist, Inc. (a)	$7,005
1,200	Paychex, Inc.	44,052
500	Sabre Holdings Corp.	10,700
1,100	Unisys Corp. (a)	7,238
		339,475
	LEISURE EQUIPMENT
	& PRODUCTS - 0.5%
500	Callaway Golf Co.	6,665
1,500	Mattel, Inc.	25,215
2,000	Polaris Industries, Inc.	89,060
		120,940
	MACHINERY - 1.5%
4,000	ASV, Inc. (a)	81,800
1,000	Clarcor, Inc.	31,450
1,000	Danaher Corp.	64,110
700	Dover Corp.	34,188
2,200	Illinois Tool Works, Inc.	109,230
500	Kaydon Corp.	20,865
500	Pall Corp.	15,045
500	Parker Hannifin Corp.	39,010
		395,698
	MEDIA - 0.7%
500	Catalina Marketing Corp.	14,645
500	Getty Images, Inc. (a)	32,835
500	John Wiley & Sons, Inc.	17,415
2,400	The McGraw-Hill Companies, Inc.	123,840
		188,735
	METALS & MINING - 2.4%
8,000	Cameco Corp. (b)	331,840
5,000	Compania de Minas
	Buenaventura S.A. - ADR	128,850
1,000	Meridian Gold, Inc. (a)(b)	31,250
1,000	Newmont Mining Corp.	52,150
1,000	Nucor Corp.	105,270
		649,360

Number of Shares		Market Value
	MULTILINE RETAIL - 0.6%
3,500	99 Cents Only Stores (a)	$39,130
500	Big Lots, Inc. (a)	8,110
1,000	Dollar General Corp.	16,300
500	Dollar Tree Stores, Inc. (a)	13,215
1,000	Family Dollar Stores, Inc.	24,980
1,200	Kohl’s Corp. (a)	64,428
		166,163
	OFFICE ELECTRONICS - 1.3%
5,000	Canon, Inc. - ADR	351,000
	OIL & GAS - 11.3%
8,880	ChevronTexaco Corp.	530,935
1,400	EOG Resources, Inc.	91,924
26,200	Exxon Mobil Corp.	1,595,842
2,000	Murphy Oil Corp.	105,460
1,000	PetroChina Co Ltd. - ADR	108,600
4,309	Royal Dutch Shell PLC - ADR	298,226
500	Tatneft - ADR	43,945
4,000	Total SA - ADR	260,840
		3,035,772
	PAPER & FOREST PRODUCTS - 0.0%
60	Neenah Paper, Inc	1,841

	PERSONAL PRODUCTS - 0.2%
1,600	Avon Products, Inc	50,720

	PHARMACEUTICALS - 12.5%
5,600	Abbott Laboratories	239,120
500	Allergan, Inc.	47,410
4,000	AstraZeneca Plc - ADR	211,760
6,200	Bristol-Myers Squibb Co.	152,210
4,000	Eli Lilly & Co.	206,560
1,000	Forest Laboratories, Inc. (a)	37,480
11,784	Johnson & Johnson	709,632
666	King Pharmaceuticals, Inc. (a)	11,841
8,500	Merck & Co., Inc.	282,965
1,350	Mylan Laboratories	28,229
500	Noven Pharmaceuticals, Inc. (a)	8,760
31,000	Pfizer, Inc.	733,460
7,043	Sanofi-Aventis - ADR	332,923

The accompanying notes are an integral part of these financial statements.

9 (continued)

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS (Continued)

	PHARMACEUTICALS (Continued)
5,400	Schering-Plough Corp.	$102,924
190	Teva Pharmaceutical
	Industries, Ltd. - ADR	6,920
5,300	Wyeth	242,422
500	XOMA Ltd (a)(b)	895
		3,355,511
	REAL ESTATE INVESTMENT
	TRUSTS - 0.1%
500	Public Storage, Inc.	35,840
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT - 5.0%
1,300	Altera Corp. (a)	25,428
1,000	Analog Devices, Inc.	33,730
5,800	Applied Materials, Inc.	98,078
600	Axcelis Technologies, Inc. (a)	3,822
750	Broadcom Corp. (a)	25,342
500	Cabot Microelectronics Corp. (a)	14,380
500	Credence Systems Corp. (a)	2,280
500	Cree, Inc. (a)	12,825
650	Integrated Device
	Technology, Inc. (a)	9,321
25,000	Intel Corp.	450,500
1,000	Intersil Corp.	26,810
600	KLA-Tencor Corp.	24,624
1,000	Linear Technology Corp.	33,750
2,000	Marvell Technology
	Group Ltd. (a)(b)	95,340
2,000	Maxim Integrated Products, Inc.	61,460
500	Micrel, Inc. (a)	5,630
750	Microchip Technology, Inc.	25,725
1,900	Micron Technology, Inc. (a)	31,464
2,000	National Semiconductor Corp.	51,360
500	Rambus, Inc. (a)	12,130
500	RF Micro Devices, Inc. (a)	3,625
500	Silicon Laboratories, Inc. (a)	19,505
500	Skyworks Solutions, Inc. (a)	2,830
500	Teradyne, Inc. (a)	7,785

Number of Shares		Market Value
	SEMICONDUCTOR &
	SEMICONDUCTOR
	EQUIPMENT (Continued)
7,000	Texas Instruments, Inc.	$218,610
2,000	Xilinx, Inc.	52,000
		1,348,354
	SOFTWARE - 6.6%
1,690	Adobe Systems, Inc. (a)	48,385
5,900	BMC Software, Inc. (a)	118,885
1,100	Cadence Design Systems, Inc. (a)	19,844
600	Citrix Systems, Inc. (a)	22,548
40,000	Compuware Corp. (a)	294,400
1,000	Electronic Arts, Inc. (a)	42,070
750	Fair Isaac Corp.	26,677
500	Foundry Networks, Inc. (a)	6,430
700	Intuit, Inc. (a)	38,703
500	Mercury Interactive Corp. (a)	17,700
35,600	Microsoft Corp.	806,340
16,100	Oracle Corp. (a) .	228,942
400	Parametric Technology Corp. (a)	5,336
500	Quest Software, Inc. (a)	6,940
3,461	Symantec Corp. (a)	53,992
1,000	Synopsys, Inc. (a)	20,430
		1,757,622
	SPECIALTY RETAIL - 5.6%
500	Autozone, Inc. (a)	45,365
1,000	Bed Bath & Beyond, Inc. (a)	35,170
2,800	CVS Corp.	78,120
1,800	The Gap Inc.	32,760
9,200	Home Depot, Inc.	350,704
1,600	Limited Brands	43,456
2,800	Lowe’s Cos, Inc.	174,384
750	Men’s Wearhouse, Inc.	25,402
1,000	Michaels Stores, Inc.	38,870
1,200	Office Depot, Inc. (a)	49,884
1,000	O’Reilly Automotive, Inc. (a)	31,690
6,000	Pacific Sunwear Of California (a)	131,700
700	RadioShack Corp.	11,774
2,000	Ross Stores, Inc.	56,500
500	The Sherwin-Williams Co.	24,185
2,550	Staples, Inc.	59,849

The accompanying notes are an integral part of these financial statements.

10 (continued)

DOW JONES ISLAMIC FUND
SCHEDULE OF INVESTMENTS (Continued)
May 31, 2006

Number of Shares		Market Value

COMMON STOCKS (Continued)

	SPECIALTY RETAIL (Continued)
500	Tiffany & Co.	$17,095
2,200	TJX Cos, Inc.	52,162
5,000	Walgreen Co.	203,000
1,000	Williams-Sonoma, Inc.	36,150
		1,498,220
	TEXTILES, APPAREL &
	LUXURY GOODS - 0.4%
1,000	Liz Claiborne, Inc.	38,670
600	Nike, Inc.	48,186
500	VF Corp.	31,465
		118,321
	TRANSPORTATION SERVICES - 1.1%
500	Expeditors International	49,225
	Washington, Inc.
1,100	FedEx Corp.	120,197
1,500	United Parcel Service, Inc.	120,825
832	Werner Enterprises, Inc.	16,199
		306,446

	Total Common Stock
	(Cost $25,973,472) - 95.4%	25,558,334
	Assets, Less Other
	Liabilities - 4.6%	1,241,513
	TOTAL NET ASSETS - 100.0%	$26,799,847

ADR - American Depository Receipt
(a)	Non-Income Producing Security
(b)	Foreign Issued Security

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2006

Assets:
Investments in securities, at market value (cost: $25,973,472)	$25,558,334
Cash	1,213,734
Dividends receivable	58,213
Other assets	36,116
Total Assets	26,866,397

Liabilities:
Payable to Advisor	19,376
Accrued audit expenses	12,713
Accrued expenses	34,461
Total Liabilities	66,550
Net Assets	$26,799,847

Net Assets Consist of:
Paid in capital	$31,621,001
Accumulated net realized loss on investments	(4,406,016)
Net unrealized depreciation on investments	(415,138)
Net Assets	$26,799,847

Shares outstanding; unlimited number of shares authorized, no par value	3,637,271
Net asset value, redemption and offering price per share	$7.37

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENT OF OPERATIONS

Year Ended May 31, 2006
Investment income:
Dividends (net of foreign tax withheld of $3,065)	$344,988
Expenses:
Investment advisory fees	193,889
Shareholder servicing and accounting fees	81,192
Administration fees	44,328
License fees	25,675
Professional fees	41,615
Registration fees	23,113
Custody fees	3,011
Reports to shareholders	6,347
Miscellaneous expenses	2,430
Total expenses	421,600
Less fees reimbursed by Advisor	(16,219)
Net expenses	405,381
Net investment loss	(60,393)
Net realized and unrealized gain:
Net realized gain on investments	89,533
Change in unrealized depreciation on investments	1,331,943
Net realized and unrealized gain on investments	1,421,476
Net increase in net assets from operations	$1,361,083

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2006	Year Ended May 31, 2005
Operations:
Net investment income (loss)	$(60,393)	$74,667
Net realized gain (loss) on investments	89,533	(247,602)
Change in unrealized depreciation on investments	1,331,943	1,302,245
Net increase in net assets from operations	1,361,083	1,129,310

Capital share transactions:
Shares sold	3,534,873	1,884,995
Reinvested dividends	12,778	6,637
Shares redeemed	(1,759,213)	(735,685)
Net increase in net assets from capital shares transactions	1,788,438	1,155,947

Distributions to shareholders:
From net investment income	(46,738)	(27,462)
Total distributions to shareholders	(46,738)	(27,462)

Total increase in net assets	3,102,783	2,257,795

Net assets at beginning of year	23,697,064	21,439,269
Net assets at end of year (including accumulated undistributed
net investment income of $0 and $47,200, respectively)	$26,799,847	$23,697,064

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
FINANCIAL HIGHLIGHTS
Selected data for each share of capital stock outstanding

	Year Ended May 31, 2006 Class K	Year Ended May 31, 2005 Class K	Year Ended May 31, 2004 Class K	Year Ended May 31, 2003 Class K	Year Ended May 31, 2002 Class K
Net asset value
Beginning of period	$6.97	$6.64	$5.73	$6.26	$7.58
Operations
Net investment income (loss)	(0.02)(1)	0.02(1)	(0.02)(2)	0.02(2)	0.01(2)
Net realized and
unrealized gains (losses)	0.43	0.32	0.94	(0.54)	(1.32)
Total from operations	0.41	0.34	0.92	(0.52)	(1.31)
Distributions to shareholders
From net investment income	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Total distributions to shareholders	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Net asset value
End of period	$7.37	$6.97	$6.64	$5.73	$6.26

Total investment return	5.93%	5.10%	16.07%	(8.22)%	(17.34)%
Net assets, end of
period (in thousands)	$26,800	$23,697	$21,439	$18,070	$20,020
Ratios
Expenses to average net assets
Before expense reimbursement	1.63%	1.72%	1.99%	2.25%	2.06%
After expense reimbursement	1.57%	1.50%	1.47%	0.95%	0.90%
Net investment income (loss)
to average net assets
Before expense reimbursement	(0.29)%	0.12%	(0.77)%	(0.94)%	(1.07)%
After expense reimbursement	(0.23)%	0.34%	(0.25)%	0.36%	0.09%
Portfolio turnover rate	0.93%	4.0%	4.5%(3)	5.1%(3)	13.7%(3)

(1)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustments for permanent book and tax differences.
(2)	Net investment income (loss) per share is based on daily average shares outstanding.
(3)	Calculated on basis of the Fund as a whole without distinguishing between classes of shares issued.

The accompanying notes are an integral part of these financial statements.

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2006

1. Organization
Allied Asset Advisors Funds (the “Trust”), an open-end management investment company, was organized as a Delaware business trust on January 14, 2000. The Trust currently offers one series of shares to investors, the Dow JonesSM Islamic Fund (f/k/a Dow Jones Islamic Index Fund) (the “Fund”), a diversified series of the Trust. Allied Asset Advisors, Inc. (“AAA”or the “Advisor”), a Delaware corporation, serves as an investment advisor to the Fund.

The Trust is authorized to issue an unlimited number of shares without par value, of each series. The Trust currently offers one class of shares of the Fund: Class K.

The investment objective of the Fund seeks growth of capital while adhering to Islamic principles. To achieve the investment objective, under normal circumstances, the Fund invests at least 80% of its net assets in domestic and foreign securities included in the Dow Jones Islamic Market IndexesSM, as well as up to 20% of its net assets in securities chosen by the Fund’s investment advisor that meet Islamic principles. Prior to October 1, 2003, the Fund’s investment objective was to match the total return of the Dow Jones Islamic Market USA IndexSM (the “Index”) by investing substantially all of its assets in roughly the same proportions as the stocks were represented in the Index.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

Use of Estimates: In preparing the financial statements in conformity with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Security Valuation: Investment securities are carried at value determined using the following valuation methods:

•	Equity securities listed on an U.S. securities exchange or NASDAQ for which market quotations are readily available are valued at the last quoted sale price on the valuation date.

•
Options, futures, unlisted U.S. securities and listed U.S. securities not traded on the valuation date for which market quotations are readily available are valued at the most recent quoted bid price. The Fund did not hold any such securities during the year ended May 31, 2006.

•
Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment advisor under direction of the Board of Trustees. The Fund did not hold any such securities during the year ended May 31, 2006.

Foreign Securities: Investing in securities of foreign companies and foreign governments involves special risks and consideration not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute all of its taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At May 31, 2006, the Fund had capital loss carryovers as follows:

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2006

Net Capital Loss Carryovers*	Capital Loss Carryover Expiration
$1,071,309	5/31/2009
146,365	5/31/2010
1,599,476	5/31/2011
1,421,345	5/31/2012
1,986	5/31/2013
165,193	5/31/2014
$4,405,674

* Capital gain distributions will resume in the future to the extent gains are realized in excess of the available carryforwards.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Cost of investments	$25,973,019

Gross tax unrealized appreciation	6,194,275
Gross tax unrealized depreciation	(6,608,960)
Net tax unrealized depreciation	$(414,685)

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—
Other accumulated losses	$(4,405,674)
Total accumulated losses	$(4,820,359)

The difference between book basis and tax basis unrealized and realized gains and losses is attributable primarily to the tax deferral of return of capital distribution adjustments and the deferral of losses relating to wash sale transactions.

Under current tax laws, losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The Fund had no post-October losses in the current year.

In accordance with accounting pronouncements, the Fund has recorded reclassifications in the capital accounts. These reclassifications have no impact on the net asset value of the Fund and are designed generally to present undistributed net investment income and accumulated net realized gain (loss) on a tax basis which is considered to be more informative to the shareholder. As of May 31, 2006, the Fund recorded the following reclassifications to increase (decrease) the capital accounts listed below:

Undistributed Net Investment Income	Accumulated Realized Gain	Paid in Capital
$60,398	$322	$(60,720)

Distributions to Shareholders: The Fund will distribute substantially all of the net investment income and net realized gains that it has realized on the sale of securities. These income and gains distributions will generally be paid once each year, on or before December 31. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial reporting and tax reporting purposes.

On December 30, 2004, a distribution of $.008 per share was declared for Class K shares. The dividend was paid on December 30, 2004 to shareholders of record on December 29, 2004.

On December 28, 2005, a distribution of $.013 per share was declared for Class K shares. The dividend was paid on December 29, 2005, to shareholders of record on December 28, 2005.

The tax character of distributions paid were as follows:

	Year Ended May 31, 2006	Year Ended May 31, 2005
Ordinary income	$46,738	$27,462

Other: Security and shareholder transactions are recorded on the trade date. Realized gains and losses on sales of investments are calculated on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

3. Investment Advisory Agreement
The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 0.75% of the Fund’s daily average net assets.

The Trust has a distribution agreement and servicing agreement with Quasar Distributors, LLC (the “Distributor”). Effective October 1, 2005, the Advisor began to waive or reimburse its fees if the aggregate annual operating expenses of the Fund exceed 1.60% of average net assets for Class K shares.

17 (continued)

DOW JONES ISLAMIC FUND
NOTES TO THE FINANCIAL STATEMENTS (Continued)
May 31, 2006

Prior to October 1, 2005, the Advisor began to waive its fees if the aggregate annual operating expenses of the Fund exceeded 1.50% of average net assets for Class K shares.

Prior to July 1, 2003, if the aggregate annual operating expenses of the Fund exceeded 0.95% of average net assets for Class K shares, the Advisor waived its fees for the amount of such excess. Prior to June 30, 2002, if the aggregate annual operating expenses exceeded 0.90% of average net assets for Class K shares, the Advisor waived the Fund for the amount of such excess. Accordingly, for the year ended May 31, 2006, the Advisor has waived expenses of the Fund in the amount of $16,219.

The Advisor may recapture a portion of this amount, subject solely to Board approval, no later than the dates stated below:

May 31, 2007	$102,510
May 31, 2008	49,595
May 31, 2009	16,219

At May 31, 2006 the Fund had $193,889 in Investment Advisory Expense and $19,376 Payable to the Advisor.

4. Capital Share Transactions
Transactions in shares of the Fund for the year ended May 31, 2006, were as follows:

	Amount	Shares
Shares sold	$3,534,873	482,651
Distributions reinvested	12,778	1,745
Shares redeemed	(1,759,213)	(246,142)
Net increase	$1,788,438	238,254

Transactions in shares of the Fund for the year ended May 31, 2005, were as follows:

	Amount	Shares
Shares sold	$1,884,995	279,606
Distributions reinvested	6,637	956
Shares redeemed	(735,685)	(109,635)
Net increase	$1,155,947	170,927

5. Securities Transactions
During the year ended May 31, 2006, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were $788,774 and $234,104, respectively. There were no purchases or sales of long-term U.S. Government securities.

6. Beneficial Ownership
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2006, the North American Islamic Trust (NAIT) held 71.55% of the Fund. NAIT is the parent company of the Advisor.

7. Federal Tax Information (Unaudited)
The Fund designates 100% of the dividends declared from net investment income during the year ended May 31, 2006 as qualified dividend income under the Jobs Growth and Tax Reconciliation Act of 2003.

For the year ended May 31, 2006, 100% of the ordinary distributions paid by the Fund qualify for the dividend received deduction available to corporate shareholders.

8. Information for Foreign Shareholders (Unaudited)
None of the dividends declared during the fiscal year ended May 31, 2006 by the Dow Jones Islamic Fund were interest-related dividends and none of the dividends declared during the fiscal year ended May 31, 2006 by the Dow Jones Islamic Fund should be designated as short-term capital gains dividends.

DOW JONES ISLAMIC FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and
Board of Trustees
Dow Jones Islamic Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Dow Jones Islamic Fund (the “Fund”), a series of the Allied Asset Advisors Funds, as of May 31, 2006 and the related statements of operations and changes in net assets, and the financial highlights for the year then ended. These financial statements and the financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended May 31, 2005 and the financial highlights for the periods indicated prior to May 31, 2006 were audited by other auditors, who expressed unqualified opinions on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the Fund’s custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dow Jones Islamic Fund as of May 31, 2006, the results of its operations, changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD. (fka COHEN MCCURDY, LTD.)

Westlake, Ohio July 12, 2006

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Unaudited)

In approving the continuance of the investment advisory contract between Allied Asset Advisors, Inc. (the “Advisor”) and Dow Jones Islamic Fund (the “Fund”), the Board of Trustees of the Fund (the “Board”) was advised by, and the independent trustees of the Board met in executive session with, independent legal counsel. The Board received and reviewed a substantial amount of information provided by the Advisor and third parties in response to the Board’s requests. Based on its evaluation of the information provided, the Board, at a meeting held April 19, 2006, approved continuation of the investment advisory contract for a period through June 29, 2007.

The Board reviewed and analyzed various factors in considering the contract and reaching its conclusions including each of the factors described below.

1. Nature, Quality and Extent of Services
The Board’s analysis of the nature, quality and extent of the Advisor’s service to the Fund took into account the knowledge gained from the Board’s regular meetings with the Advisor throughout the prior year. In addition, the Board reviewed information on the key personnel involved in providing investment management services to the Fund and the Advisor’s performance of other services for the Fund, such as stock selection, adherence to the Fund’s investment restrictions, and monitoring compliance with applicable Fund policies and procedures. The Board concluded that the nature, quality and extent of the services provided by the Advisor to the Fund were appropriate and the Fund was likely to continue to benefit from services provided under its contract with the Advisor.

2. Investment Performance of the Advisor and the Fund
In considering the performance of the Fund and the Advisor, the Board reviewed information provided by Lipper Inc. (“Lipper”), an independent data service provider. The data compared the Fund’s performance with that of its peers as determined by Lipper. The performance data was for three-month, six-month, one-year, three-year, and five-year periods through February 28, 2006. For the three-month and five-year periods ended February 28, 2006, Lipper ranked the Fund in the second quintile. For the six month period ended February 28, 2006, Lipper ranked the Fund in the fifth quintile. For the one-year period ended February 28, 2006, Lipper ranked the Fund in the fourth quintile. For the three-year period ended February 28, 2006, Lipper ranked the Fund in the third quintile. The Board also reviewed performance information of other Shari’ah compliant mutual funds. After considering all the information, the Board concluded that, although past performance cannot be a guarantee of future performance, the Fund and its shareholders were benefiting from the Advisor’s investment management of the Fund.

3. Costs of Services and Profits Realized by the Advisor
The Board examined the fee and expense information for the Fund as compared to that of other comparable funds and noted that although the Advisor’s management fees, as a percentage of net assets, was slightly higher when compared to Lipper’s industry average, the Fund’s total expenses after waivers was slightly lower than Lipper’s industry average. The Board noted that the Fund’s Shari’ah compliant nature makes it distinct from many of the funds in its Lipper peer group. The Board also noted that the Advisor reimbursed the Fund for expenses over 1.60% of average net assets.

In addition, the Board considered the Advisor’s costs in serving as the Fund’s investment advisor and manager. The costs include those associated with the personnel and systems necessary to manage the Fund. The Board also considered the financial condition of the Advisor and the profits realized by the Advisor, noting that the Advisor is not yet profitable. The Board concluded that the management fee and the total expenses of the Fund were reasonable in light of the services provided and the performance of the Fund achieved over various time periods and that the other expenses of the Fund were also reasonable.

DOW JONES ISLAMIC FUND
DISCLOSURE REGARDING THE BOARD OF TRUSTEES’ APPROVAL
OF THE INVESTMENT ADVISORY CONTRACT (Continued)

4. Economies of Scale
The Board considered the extent to which the Fund’s management fee reflected economies for the benefit of Fund shareholders. The Board reviewed the Fund’s advisory contract. Based on its review, the Board concluded that the Fund’s management fee structure allowed shareholders to benefit from economies of scale as the Fund’s assets increase.

5. Other Benefits to the Advisor
The Board considered benefits that accrue to the Advisor from its relationship with the Fund. The Board noted that the Advisor did not employ soft-dollars and therefore did not benefit from brokerage commissions paid by the Fund on its brokerage transactions.

After full consideration of the above factors as well as other factors, the Board, including a majority of the independent trustees, concluded that approval of the Fund’s advisory contract was in the best interest of the Fund and its shareholders.

DOW JONES ISLAMIC FUND
ADDITIONAL INFORMATION
May 31, 2006

Proxy Voting Policies and Procedures (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (877) 417-6161 or by accessing the Fund’s website at http://www.investaaa.com. Furthermore, you can obtain the description on the SEC’s website at http://www.sec.gov.

Proxy Voting Records for the 12-Month Period Ended June 30, 2006 (Unaudited)

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling (877) 417-6161. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The filing will be available, upon request, by calling (877) 417-6161. Furthermore, you will be able to obtain a copy of the filing on the SEC’s website at http://www.sec.gov beginning with the filing for the period ended August 31, 2004. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

DOW JONES ISLAMIC FUND
SUPPLEMENTAL INFORMATION (Unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request by calling (877) 417-6161 or write to Dow Jones Islamic Fund, c/o Allied Asset Advisors, Inc., 745 McClintock Drive, Suite 314, Burr Ridge, IL 60527.

Name, Age, Address Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupation(s) during the past 5 years	Other Trusteeships / Directorships by Trustee

*Bassam Osman, 55	Trustee	1	1980 to present -
745 McClintock Drive, Suite 314	and President		Bassam Osman, M.D.,
Burr Ridge, IL 60527	since 2000		SC LTD, Doctor
Trustee, Chairperson and President

Abdalla Idris Ali, 57	Disinterested	1	1998 to present - Director,
745 McClintock Drive, Suite 314	Trustee		the Center of Islamic Studies,
Burr Ridge, IL 60527	since 2000		Kansas City, MO
Disinterested Trustee

Mohammed Kaiseruddin, 62	Chairperson and	1	1973 to present - Nuclear
745 McClintock Drive, Suite 314	Disinterested		Engineer, Sargent & Lundy
Burr Ridge, IL 60527	Trustee
Disinterested Trustee	since 2000

Imran Hussain, 29	Disinterested	1	2001 to present - Partner,
745 McClintock Drive, Suite 314	Trustee		HFP Accounting & Financial;
Burr Ridge, IL 60527	since 2004		2000 to 2001 - Analyst,
Disinterested Trustee			Arthur D. Little

Mohammad Basheeruddin, 56	Treasurer	1	2001 to present - Accounting
745 McClintock Drive, Suite 314	since 2003		Manager, North American
Burr Ridge, IL 60527			Islamic Trust; 1997 to 2001 -
Treasurer			Accountant, Platkin & Son
and Accountant, Artisan Handprint

Mujeeb Cheema, 58	Secretary	1	2003 to present - Executive
745 McClintock Drive, Suite 314	since 2003		Director, North American
Burr Ridge, IL 60527			Islamic Trust; 1980 to 2003
Secretary			Managing Director, Hawkins
International, Inc.

Mohammed N. Ali, 68	Chief Compliance Officer	1	1984 to present - General Manager,
745 McClintock Drive, Suite 314	since 2004		North American Islamic Trust
Burr Ridge, IL 60527
Chief Compliance Officer

* This trustee is deemed to be an “interested person” of the Trust as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940,
as amended.

INVESTMENT ADVISOR
Allied Asset Advisors, Inc.
Burr Ridge, Illinois

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
Westlake, Ohio

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A. Milwaukee, Wisconsin

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Read the Prospectus carefully before you invest or send money. The Prospectus contains important information about the Fund, including charges and expenses. The principal value of your investment will fluctuate and your shares may be worth less than your original cost. Quasar Distributors, LLC is the Distributor for the Fund. 07/06

Annual Report
May 31, 2006

Dow JonesSM
Islamic Fund

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report.

The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 05/31/2006	FYE 05/31/2005
Audit Fees	11,500	12,500
Audit-Related Fees	-	-
Tax Fees	2,000	2,000
All Other Fees	-	-

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 05/31/2006	FYE 05/31/2005
Registrant	-	-
Registrant’s Investment Adviser	-	-

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Allied Asset Advisors Funds

By (Signature and Title)* _/s/ Bassam Osman
                                                                      Bassam Osman, President

Date                7/28/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* _/s/ Bassam Osman
                                                                      Bassam Osman, President

Date                7/28/06

By (Signature and Title)* _/s/ Mohammad Basheeruddin
Mohammad Basheeruddin, Treasurer

Date                8/4/06

* Print the name and title of each signing officer under his or her signature.